Number of TSARs Outstanding and Exercisable (Detail) (CAD) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
TSARs outstanding, number of option	63,220	[1]
TSARs outstanding, weighted average years to expiration	2 years 1 month 6 days	[1]
TSARs outstanding, weighted average exercise price	53.89	[1]
TSARs outstanding, aggregate intrinsic value	7	[1]
TSARs exercisable, number of option	63,220	[1]
TSARs exercisable, weighted average exercise price	53.89	[1]
TSARs exercisable, aggregate intrinsic value	7	[1]
Range of exercise prices from $32.50 - $49.88
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum	32.50
Range of exercise prices, maximum	49.88
TSARs outstanding, number of option	25,095
TSARs outstanding, weighted average years to expiration	9 months 18 days
TSARs outstanding, weighted average exercise price	39.06
TSARs outstanding, aggregate intrinsic value	3
TSARs exercisable, number of option	25,095
TSARs exercisable, weighted average exercise price	39.06
TSARs exercisable, aggregate intrinsic value	3
Range of exercise prices from $46.62. - $60.13
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum	49.89
Range of exercise prices, maximum	60.13
TSARs outstanding, number of option	14,825
TSARs outstanding, weighted average years to expiration	1 year 10 months 24 days
TSARs outstanding, weighted average exercise price	57.70
TSARs outstanding, aggregate intrinsic value	2
TSARs exercisable, number of option	14,825
TSARs exercisable, weighted average exercise price	57.70
TSARs exercisable, aggregate intrinsic value	2
Range of exercise prices from $60.14 to $71.69
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum	60.14
Range of exercise prices, maximum	71.69
TSARs outstanding, number of option	23,300
TSARs outstanding, weighted average years to expiration	3 years 7 months 6 days
TSARs outstanding, weighted average exercise price	67.43
TSARs outstanding, aggregate intrinsic value	2
TSARs exercisable, number of option	23,300
TSARs exercisable, weighted average exercise price	67.43
TSARs exercisable, aggregate intrinsic value	2

[1]	As at December 31, 2013, the total number of in-the-money TSARs outstanding was 63,220 with a weighted-average exercise price of $53.89. The weighted-average years to expiration of exercisable TSARs is 2.10 years.